Share Options - 2018 Sharesave Plan (Details)	12 Months Ended
Jun. 30, 2018 shares
2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period	5 years
Maximum period shares may be granted after approval	10 years
Exercisable period	6 months
Number of share options granted (in shares)	0
Number of share options outstanding (in shares)	0
2018 Employee Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	0
Number of share options outstanding (in shares)	0
Bottom of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	3 years
Top of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	5 years